Segment (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Market

The summary of total revenues by geographic market for the years ended June 30, 2020, 2019 and 2018 was as follows:

	For the year ended June 30,
	2020	2019	2018
Mainland China	$9,772,130	$15,082,443	$14,865,940
United States	4,918,400	5,522,008	10,168,945
Europe	1,699,231	2,510,190	1,994,085
Australia	564,550	216,993	223,463
Canada	482,057	950,353	128,320
Central and South America	98,628	231,426	106,098
Japan and other Asian countries and regions	1,636,362	1,703,102	2,637,444
Total	$19,171,358	$26,216,515	$30,135,295

Schedule of Revenues by Product Categories

The summary of total revenues by product categories for the years ended June 30, 2020, 2019 and 2018 was as follows:

	For the years ended June 30,
	2020	2019	2018
Pet leashes	$4,009,167	$6,266,952	$7,102,233
Pet collars	3,142,731	6,188,672	10,684,908
Pet harnesses	1,415,411	3,587,128	4,980,771
Retractable dog leashes	643,010	1,771,805	2,650,932
Intelligent pet products	4,328,918	2,103,523	59,719
Gift suspender	2,979,365	4,058,229	3,481,500
Other pet accessories	1,019,080	2,024,742	1,175,232
Climbing hooks	1,633,676	215,464	-
Total	$19,171,358	$26,216,515	$30,135,295